                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-499
                                   ------------


                   RIVERSOURCE INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota            55474
--------------------------------------------------------------------------------
          (Address of principal executive offices)                    (Zip code)


  Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                    -----------------

Date of fiscal year end:      5/31
                         --------------
Date of reporting period:    11/30
                         --------------

   Semiannual Report

                                                       RIVERSOURCE [LOGO](SM)
                                                             INVESTMENTS

   RIVERSOURCE(SM)
   INCOME BUILDER SERIES

   SEMIANNUAL REPORT FOR THE
   PERIOD ENDED NOV. 30, 2006

 > THIS SEMIANNUAL REPORT DESCRIBES THREE FUNDS, EACH OF WHICH INVESTS
   IN OTHER RIVERSOURCE FUNDS. THE OBJECTIVE OF EACH FUND IS A
   HIGH LEVEL OF CURRENT INCOME AND GROWTH OF CAPITAL.

RiverSource(SM) Income Builder Basic Income Fund

RiverSource(SM) Income Builder Moderate Income Fund

RiverSource(SM) Income Builder Enhanced Income Fund

TABLE OF CONTENTS

Fund Snapshots ..........................................................    2

Portfolio Allocation ....................................................    3

Investment Changes

   RiverSource Income Builder Basic Income Fund .........................    4

   RiverSource Income Builder Moderate Income Fund ......................    5

   RiverSource Income Builder Enhanced Income Fund ......................    6

Performance Summaries ...................................................    7

Questions & Answers with Portfolio Management ...........................   11

Investments in Affiliated Funds .........................................   13

Financial Statements ....................................................   16

Notes to Financial Statements ...........................................   20

Fund Expenses Examples ..................................................   32

Proxy Voting ............................................................   36


RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT - 1

FUND SNAPSHOTS AT NOV. 30, 2006

FUND OVERVIEW

The Income Builder funds provide a steady stream of income through a funds-of-funds approach. The Funds offer built-in asset allocation by investing in a combination of underlying RiverSource Funds that are invested in fixed income and equity securities. The Funds leverage insight from the RiverSource Investments Fixed Income and Disciplined Equity and Asset Allocation teams. Within the RiverSource Income Builder Series, the Funds have a higher level of both risk to principal and potential for high current income.


FUND FACTS

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND

                                TICKER SYMBOL            INCEPTION DATE
Class A                             RBBAX                     2/16/06
Class B                               --                      2/16/06
Class C                               --                      2/16/06
Class Y                               --                      2/16/06
Total net assets ......................................$130.8 million
Number of holdings ................................................14

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND

                                TICKER SYMBOL            INCEPTION DATE
Class A                             RSMAX                     2/16/06
Class B                             RSMBX                     2/16/06
Class C                               --                      2/16/06
Class Y                               --                      2/16/06
Total net assets ......................................$293.4 million
Number of holdings ................................................14


RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND

                                TICKER SYMBOL            INCEPTION DATE
Class A                             RSBAX                     2/16/06
Class B                               --                      2/16/06
Class C                               --                      2/16/06
Class Y                               --                      2/16/06
Total net assets ......................................$188.3 million
Number of holdings ................................................14


TOP FIVE HOLDINGS

Percentage of portfolio assets at Nov. 30, 2006

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND
RiverSource High Yield Bond Fund                                          13.2%
RiverSource Cash Management Fund                                          12.6%
RiverSource Floating Rate Fund                                            11.5%
RiverSource Disciplined Equity Fund                                       11.2%
RiverSource Dividend Opportunity Fund                                     11.2%
For further detail about these holdings, please refer to the section entitled
"Investments in Affiliated Funds."

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND
RiverSource High Yield Bond Fund                                          17.7%
RiverSource Floating Rate Fund                                            17.3%
RiverSource Dividend Opportunity Fund                                     16.3%
RiverSource Disciplined Equity Fund                                       10.8%
RiverSource Emerging Markets Bond Fund                                     7.9%
For further detail about these holdings, please refer to the section entitled
"Investments in Affiliated Funds."

RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND
RiverSource High Yield Bond Fund                                          25.0%
RiverSource Floating Rate Fund                                            18.0%
RiverSource Dividend Opportunity Fund                                     17.3%
RiverSource Disciplined International Equity Fund                          9.0%
RiverSource Emerging Markets Bond Fund                                     9.0%
For further detail about these holdings, please refer to the section entitled
"Investments in Affiliated Funds."

PORTFOLIO MANAGERS

                                                           YEARS IN INDUSTRY
Dimitris Bertsimas, Ph.D.                                         13
Colin Lundgren, CFA                                               17
Erol Sonderegger, CFA                                             11

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

The Income Builder funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities generally have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


2 - RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT

PORTFOLIO ALLOCATION

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND

Percentage of portfolio assets at Nov. 30, 2006

Fixed Income Funds(1)                   56.0%
Equity Funds(2)                         29.9%                   [PIE CHART]
Cash Equivalents(3)                     12.6%
Alternative Investments(4)               1.5%

(1)   Includes Investment Grade 15.2%, High Yield 13.2%, Floating Rate 11.5%,
      Global Bond 7.3%, International 4.5% and Inflation Protected Securities
      4.3%.

(2)   Includes Dividend Income 11.2%, U.S. Large Cap 11.2%, International
      5.3%, Real Estate 1.2% and U.S. Small Cap 1.0%.

(3)   Includes Money Market 12.6%.

(4) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND

Percentage of portfolio assets at Nov. 30, 2006

Fixed Income Funds(1)                   58.2%
Equity Funds(2)                         34.9%                   [PIE CHART]
Cash Equivalents(3)                      4.4%
Alternative Investments(4)               2.5%

(1)   Includes High Yield 17.7%, Floating Rate 17.3%, Investment Grade 9.3%,
      International 7.9%, Inflation Protected Securities 3.5% and Global Bond
      2.5%.

(2)   Includes Dividend Income 16.3%, U.S. Large Cap 10.8%, International
      5.4%, Real Estate 1.4% and U.S. Small Cap 1.0%.

(3)   Includes Money Market 4.4%.

(4) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.

RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND

Percentage of portfolio assets at Nov. 30, 2006

Fixed Income Funds(1)                   59.8%
Equity Funds(2)                         36.3%                   [PIE CHART]
Cash Equivalents(3)                      0.5%
Alternative Investments(4)               3.4%

(1)   Includes High Yield 25.0%, Floating Rate 18.0%, International 9.0%,
      Investment Grade 4.0%, Global Bond 2.2% and Inflation Protected
      Securities 1.6%.

(2)   Includes Dividend Income 17.3%, International 9.0%, U.S. Large Cap 7.4%,
      Real Estate 1.6% and U.S. Small Cap 1.0%.

(3)   Includes Money Market 0.5%.

(4) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.


RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT - 3

INVESTMENT CHANGES

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND

Fund holdings at Nov. 30, 2006                                     % OF FUND'S       % OF FUND'S PORTFOLIO ASSETS
                                                                 PORTFOLIO ASSETS            6 MONTHS AGO
                                                            -----------------------------------------------------
FLOATING RATE FUNDS
RiverSource Floating Rate Fund                                         11.5%                      9.9%
                                                            -----------------------------------------------------
GLOBAL BOND FUNDS
RiverSource Global Bond Fund                                            7.3%                      8.2%
                                                            -----------------------------------------------------
HIGH YIELD FIXED-INCOME FUNDS
RiverSource High Yield Bond Fund                                       13.2%                     10.9%
                                                            -----------------------------------------------------
INFLATION PROTECTED SECURITIES FUNDS
RiverSource Inflation Protected Securities Fund                         4.3%                      9.1%
                                                            -----------------------------------------------------
INTERNATIONAL BOND FUNDS
RiverSource Emerging Markets Bond Fund                                  4.5%                      8.0%
                                                            -----------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate, mortgage and agency securities
RiverSource Diversified Bond Fund                                       6.6%                      0.9%
RiverSource U.S. Government Mortgage Fund                               8.6%                     11.3%
                                                            -----------------------------------------------------
                                                                       15.2%                     12.2%
                                                            -----------------------------------------------------
SECTOR FUNDS
RiverSource Dividend Opportunity Fund                                  11.2%                     23.5%
                                                            -----------------------------------------------------
INTERNATIONAL EQUITY FUNDS
RiverSource Disciplined International Equity Fund                       5.3%                      1.1%
                                                            -----------------------------------------------------
DOMESTIC EQUITY FUNDS
RiverSource Real Estate Fund                                            1.2%                      1.8%
RiverSource Disciplined Equity Fund                                    11.2%                       --%
RiverSource Disciplined Small Cap Value Fund                            1.0%                      0.9%
                                                            -----------------------------------------------------
                                                                       13.4%                      2.7%
                                                            -----------------------------------------------------
MONEY MARKET FUNDS
RiverSource Cash Management Fund                                       12.6%                     14.4%
                                                            -----------------------------------------------------
ALTERNATIVE INVESTMENTS
RiverSource Absolute Return Currency and Income Fund                    1.5%                       --%
                                                            -----------------------------------------------------
                                                                        100%                    100.0%
                                                            -----------------------------------------------------


4 - RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT

INVESTMENT CHANGES

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND

Fund holdings at Nov. 30, 2006                                     % OF FUND'S       % OF FUND'S PORTFOLIO ASSETS
                                                                 PORTFOLIO ASSETS            6 MONTHS AGO
                                                            -----------------------------------------------------
FLOATING RATE FUNDS
RiverSource Floating Rate Fund                                         17.3%                     16.0%
                                                            -----------------------------------------------------
GLOBAL BOND FUNDS
RiverSource Global Bond Fund                                            2.5%                      3.0%
                                                            -----------------------------------------------------
HIGH YIELD FIXED-INCOME FUNDS
RiverSource High Yield Bond Fund                                       17.7%                     13.5%
                                                            -----------------------------------------------------
INFLATION PROTECTED SECURITIES FUND
RiverSource Inflation Protected Securities Fund                         3.5%                      5.2%
                                                            -----------------------------------------------------
INTERNATIONAL BOND FUNDS
RiverSource Emerging Markets Bond Fund                                  7.9%                     15.7%
                                                            -----------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate, mortgage and agency securities
RiverSource Diversified Bond Fund                                       5.7%                      1.4%
RiverSource U.S. Government Mortgage Fund                               3.6%                      2.8%
                                                            -----------------------------------------------------
                                                                        9.3%                      4.2%
                                                            -----------------------------------------------------
SECTOR FUNDS
RiverSource Dividend Opportunity Fund                                  16.3%                     26.5%
                                                            -----------------------------------------------------
INTERNATIONAL EQUITY FUNDS
RiverSource Disciplined International Equity Fund                       5.4%                      3.2%
                                                            -----------------------------------------------------
DOMESTIC EQUITY FUNDS
RiverSource Real Estate Fund                                            1.4%                      4.3%
RiverSource Disciplined Equity Fund                                    10.8%                       --%
RiverSource Disciplined Small Cap Value Fund                            1.0%                      1.3%
                                                            -----------------------------------------------------
                                                                       13.2%                      5.6%
                                                            -----------------------------------------------------
MONEY MARKET FUND
RiverSource Cash Management Fund                                        4.4%                      7.1%
                                                            -----------------------------------------------------
ALTERNATIVE INVESTMENTS
RiverSource Absolute Return Currency and Income Fund                    2.5%                       --%
                                                            -----------------------------------------------------
                                                                        100%                    100.0%
                                                            -----------------------------------------------------


RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT - 5

INVESTMENT CHANGES

RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND

Fund holdings at Nov. 30, 2006                                     % OF FUND'S       % OF FUND'S PORTFOLIO ASSETS
                                                                 PORTFOLIO ASSETS            6 MONTHS AGO
                                                            -----------------------------------------------------
FLOATING RATE FUNDS
RiverSource Floating Rate Fund                                         18.0%                      19.7%
                                                            -----------------------------------------------------
GLOBAL BOND FUNDS
RiverSource Global Bond Fund                                            2.2%                       4.2%
                                                            -----------------------------------------------------
HIGH YIELD FIXED-INCOME FUNDS
RiverSource High Yield Bond Fund                                       25.0%                      20.1%
                                                            -----------------------------------------------------
INFLATION PROTECTED SECURITIES FUNDS
RiverSource Inflation Protected Securities Fund                         1.6%                       3.1%
                                                            -----------------------------------------------------
INTERNATIONAL BOND FUNDS
RiverSource Emerging Markets Bond Fund                                  9.0%                      17.2%
                                                            -----------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate, mortgage and agency securities
RiverSource Diversified Bond Fund                                       2.7%                       2.0%
RiverSource U.S. Government Mortgage Fund                               1.3%                       2.4%
                                                            -----------------------------------------------------
                                                                        4.0%                       4.4%
                                                            -----------------------------------------------------
SECTOR FUNDS
RiverSource Dividend Opportunity Fund                                  17.3%                      17.8%
                                                            -----------------------------------------------------
INTERNATIONAL EQUITY FUND
RiverSource Disciplined International Equity Fund                       9.0%                       2.6%
                                                            -----------------------------------------------------
DOMESTIC EQUITY FUNDS
RiverSource Real Estate Fund                                            1.6%                       4.4%
RiverSource Disciplined Equity Fund                                     7.4%                        --%
RiverSource Disciplined Small Cap Value Fund                            1.0%                       1.2%
                                                            -----------------------------------------------------
                                                                       10.0%                       5.6%
                                                            -----------------------------------------------------
ALTERNATIVE INVESTMENTS
RiverSource Absolute Return Currency and Income Fund                    3.4%                        --%
                                                            -----------------------------------------------------
MONEY MARKET FUNDS
RiverSource Cash Management Fund                                        0.5%                       5.3%
                                                            -----------------------------------------------------
                                                                        100%                     100.0%
                                                            -----------------------------------------------------


6 - RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT

PERFORMANCE SUMMARIES


RIVERSOURCE INCOME BUILDER
BASIC INCOME FUND

                            PERFORMANCE COMPARISON
                 For the six-month period ended Nov. 30, 2006

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource Income Builder Basic Income Fund Class A (excluding sales charge)    +7.30%
Lehman Brothers Aggregate Bond Index(1) (unmanaged)                              +5.93%
Russell 3000(R) Value Index(2) (unmanaged)                                      +12.85%
Citigroup 3-Month U.S. Treasury Bill Index(3) (unmanaged)                        +2.48%
Blended Index(4)                                                                 +7.27%


RIVERSOURCE INCOME BUILDER
MODERATE INCOME FUND

                            PERFORMANCE COMPARISON
                 For the six-month period ended Nov. 30, 2006

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource Income Builder Moderate Income Fund Class A (excluding sales charge)    +8.40%
Lehman Brothers Aggregate Bond Index(1) (unmanaged)                                 +5.93%
Russell 3000(R) Value Index(2) (unmanaged)                                         +12.85%
Citigroup 3-Month U.S. Treasury Bill Index(3) (unmanaged)                           +2.48%
Blended Index(4)                                                                    +7.45%


RIVERSOURCE INCOME BUILDER
ENHANCED INCOME FUND

                            PERFORMANCE COMPARISON
                 For the six-month period ended Nov. 30, 2006

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource Income Builder Enhanced Income Fund Class A (excluding sales charge)    +8.49%
Lehman Brothers Aggregate Bond Index(1) (unmanaged)                                 +5.93%
Russell 3000(R) Value Index(2) (unmanaged)                                         +12.85%
Citigroup 3-Month U.S. Treasury Bill Index(3) (unmanaged)                           +2.48%
Blended Index(4)                                                                    +7.54%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The Russell 3000(R) Value Index, an unmanaged index, measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The indexes reflect reinvestment of all distributions and changes in market prices.

The Income Builder Basic Income Fund's Blended Index consists of 65% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index. The Income Builder Moderate Income Fund's Blended Index consists of 70% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Value Index and 5% Citigroup 3-Month U.S. Treasury Bill Index. The Income Builder Enhanced Income Fund's Blended Index consists of 72.5% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Value Index and 2.5% Citigroup 3-Month U.S. Treasury Bill Index. The indexes reflect reinvestment of all distributions and changes in market prices.


RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT - 7

PERFORMANCE SUMMARIES

RiverSource Income Builder Basic Income Fund

TOTAL RETURNS

AT NOV. 30, 2006

                                                                SINCE
Without sales charge                              6 MONTHS*   INCEPTION*
Class A (inception 2/16/06)                        +7.30%       +7.63%
Class B (inception 2/16/06)                        +6.93%       +7.00%
Class C (inception 2/16/06)                        +6.82%       +7.06%
Class Y (inception 2/16/06)                        +7.36%       +7.83%
With sales charge
Class A (inception 2/16/06)                        +2.20%       +2.52%
Class B (inception 2/16/06)                        +1.93%       +2.00%
Class C (inception 2/16/06)                        +5.82%       +6.06%

AT DEC. 31, 2006

                                                                SINCE
Without sales charge                              6 MONTHS*   INCEPTION*
Class A (inception 2/16/06)                        +8.00%       +8.63%
Class B (inception 2/16/06)                        +7.54%       +7.85%
Class C (inception 2/16/06)                        +7.55%       +7.91%
Class Y (inception 2/16/06)                        +8.18%       +8.84%
With sales charge
Class A (inception 2/16/06)                        +2.87%       +3.47%
Class B (inception 2/16/06)                        +2.54%       +2.85%
Class C (inception 2/16/06)                        +6.55%       +6.91%


Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class Y shares. This share class is available to institutional investors only.

* Not annualized


8 - RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT

PERFORMANCE SUMMARIES

RiverSource Income Builder Moderate Income Fund

TOTAL RETURNS

AT NOV. 30, 2006

                                                                SINCE
Without sales charge                              6 MONTHS*   INCEPTION*
Class A (inception 2/16/06)                        +8.40%       +8.58%
Class B (inception 2/16/06)                        +8.04%       +7.98%
Class C (inception 2/16/06)                        +8.03%       +8.08%
Class Y (inception 2/16/06)                        +8.52%       +8.72%
With sales charge
Class A (inception 2/16/06)                        +3.25%       +3.43%
Class B (inception 2/16/06)                        +3.04%       +2.98%
Class C (inception 2/16/06)                        +7.03%       +7.08%

AT DEC. 31, 2006

                                                                SINCE
Without sales charge                              6 MONTHS*   INCEPTION*
Class A (inception 2/16/06)                        +9.23%       +9.84%
Class B (inception 2/16/06)                        +8.88%       +9.18%
Class C (inception 2/16/06)                        +8.77%       +9.29%
Class Y (inception 2/16/06)                        +9.26%       +9.99%
With sales charge
Class A (inception 2/16/06)                        +4.05%       +4.62%
Class B (inception 2/16/06)                        +3.88%       +4.18%
Class C (inception 2/16/06)                        +7.77%       +8.29%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class Y shares. This share class is available to institutional investors only.

*     Not annualized


RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT - 9

PERFORMANCE SUMMARIES

RiverSource Income Builder Enhanced Income Fund

TOTAL RETURNS

AT NOV. 30, 2006

                                                                SINCE
Without sales charge                              6 MONTHS*   INCEPTION*
Class A (inception 2/16/06)                        +8.49%       +8.65%
Class B (inception 2/16/06)                        +8.00%       +8.02%
Class C (inception 2/16/06)                        +8.11%       +8.14%
Class Y (inception 2/16/06)                        +8.57%       +8.85%
With sales charge
Class A (inception 2/16/06)                        +3.34%       +3.49%
Class B (inception 2/16/06)                        +3.00%       +3.02%
Class C (inception 2/16/06)                        +7.11%       +7.14%

AT DEC. 31, 2006

                                                                SINCE
Without sales charge                              6 MONTHS*   INCEPTION*
Class A (inception 2/16/06)                        +9.79%      +10.30%
Class B (inception 2/16/06)                        +9.42%       +9.60%
Class C (inception 2/16/06)                        +9.32%       +9.62%
Class Y (inception 2/16/06)                        +9.87%      +10.41%
With sales charge
Class A (inception 2/16/06)                        +4.58%       +5.06%
Class B (inception 2/16/06)                        +4.42%       +4.60%
Class C (inception 2/16/06)                        +8.32%       +8.62%


Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class Y shares. This share class is available to institutional investors only.

* Not annualized


10 - RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, Portfolio Managers Dimitris Bertsimas, Colin Lundgren and Erol Sonderegger discuss the positioning and results for each RiverSource Income Builder Series fund for the six months ended Nov. 30, 2006.

The specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organization. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

Q: How did each RiverSource Income Builder Series fund perform for the first half of the fiscal year?

A: All three funds of the RiverSource Income Builder Series outperformed their respective blended benchmarks during the reporting period. All Fund returns listed below are for Class A shares (excluding sales charge) for the six-month period ended Nov. 30, 2006.

            RiverSource Income Builder Basic Income Fund advanced 7.30%. The Fund's blended benchmark, composed 65% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index, returned 7.27% for the period.

            RiverSource Income Builder Moderate Income Fund gained 8.40%. The Fund's blended benchmark, composed 70% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Value Index and 5% Citigroup 3-Month U.S. Treasury Bill Index, returned 7.45% for the period.

            RiverSource Income Builder Enhanced Income Fund rose 8.49%. The Fund's blended benchmark, composed 72.5% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Value Index and 2.5% Citigroup 3-Month U.S. Treasury Bill Index, returned 7.54% for the period.

      The Funds' bond benchmark, the Lehman Brothers Aggregate Bond Index, rose 5.93%. The Funds' domestic equity benchmark, the Russell 3000 Value Index, increased 12.85%, while the cash benchmark, the Citigroup 3-Month U.S. Treasury Bill Index, advanced 2.48%. Index returns are for the six-month period ended Nov. 30, 2006.

FOR ALL THREE FUNDS OF THE RIVERSOURCE INCOME BUILDER SERIES, A SIGNIFICANT ALLOCATION TO EQUITIES AND A MODEST EXPOSURE TO FIXED INCOME HELPED RELATIVE PERFORMANCE, AS STOCKS OUTPERFORMED BONDS DURING THE PERIOD.

Q: What factors most significantly affected each Fund's performance during the semiannual period?

A: For all three funds of the RiverSource Income Builder Series, a significant allocation to equities and a modest exposure to fixed income helped relative performance, as stocks outperformed bonds during the period. RiverSource Income Builder Basic Income Fund held an average allocation in equities of approximately 30%, or about 5% more than the long-term target of 25%, while RiverSource Income Builder Moderate Income Fund and RiverSource Income Builder Enhanced Income Fund each held an average allocation in equities of approximately 35%, or about 10% more than the long-term targets of 25%.

      Within equities, maintaining a significant allocation to real estate investment trusts (REITs), through RiverSource Real Estate Fund, helped performance, as the REIT sector posted robust results during the period. A sizable exposure to larger-cap value stocks, through RiverSource Dividend Opportunity Fund, also contributed positively to the Funds' performance, as larger-cap value stocks were among the best-performing asset classes during the period. Within fixed income, an emphasis on high yield corporate bonds and emerging markets bonds, through RiverSource High Yield Bond Fund and RiverSource Emerging Markets Bond Fund, respectively, supported relative results, as these two sectors notably outpaced the Lehman Aggregate Bond Index for the period.


RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT - 11

QUESTIONS & ANSWERS

      Conversely, a slightly higher allocation to cash than the Funds' respective long-term targets, i.e., approximately 3% to 4% more than the respective blended benchmarks, detracted from the three funds of the Income Builder Series' results, as cash underperformed bonds during the period. Within equities, allocations to international stocks, U.S. large-cap core stocks, and U.S. small-cap stocks via the underlying funds focusing on these market segments hurt the Funds' relative performance somewhat, as each of these equity sub-classes modestly lagged the Russell 3000 Value Index. Also, within fixed income, allocations to floating rate bank loans, mortgages, Treasury inflation-protected securities (TIPS) and global bonds via the underlying funds focusing on these market segments all detracted modestly from the Funds' performance, as each of these fixed income sectors lagged the broad Lehman Aggregate Bond Index on a relative basis, despite posting positive absolute returns.

Q: What changes did you make to the Funds' portfolios and how are they currently positioned?

A: During the six months, we modestly reduced overall exposure to lower-quality bonds in RiverSource Income Builder Moderate Income Fund and RiverSource Income Builder Enhanced Income Fund. Within the lower-quality category of fixed income securities, we decreased allocations to emerging market debt, via RiverSource Emerging Markets Bond Fund, and increased exposure to floating rate bank loans and high-yield corporate bonds, via RiverSource Floating Rate Fund and RiverSource High Yield Bond Fund, respectively, in all three funds of the RiverSource Income Builder Series. Within the higher-quality category of fixed income securities, we increased all three Funds' allocations to investment-grade corporate bonds, through RiverSource Diversified Bond Fund, and to mortgages, through RiverSource U.S. Government Mortgage Fund.

      Within equities, we modestly shifted away from value stocks, via RiverSource Dividend Opportunity Fund, and moved toward core stocks, through RiverSource Disciplined Equity Fund, in all three funds of the RiverSource Income Builder Series. We also gradually reduced the Funds' exposure to REITs, through RiverSource Real Estate Fund, over the period.

      At the end of the period, the Funds maintained their tilt away from bonds in favor of equities relative to their respective blended benchmarks. Within equities, we had an emphasis on large-cap stocks over small-cap stocks and favored international stocks over U.S. stocks. Having begun to upgrade to higher-quality bonds within the fixed income allocation, the Funds had the lowest exposure to emerging market debt at the end of November that they had had since their inception in February 2006. We favored high yield corporate bonds and floating rate bank loans instead.

THE THREE FUNDS OF THE RIVERSOURCE INCOME BUILDER SERIES WILL CONTINUE TO FOLLOW A QUANTITATIVE DISCIPLINE THAT SEEKS TO GENERATE A HIGH LEVEL OF INCOME, CAPITAL GROWTH AND MANAGE DOWNSIDE RISK.

      Q: What is the Funds' tactical view and strategy for the months ahead?

      A: The three funds of the RiverSource Income Builder Series will continue to follow a quantitative discipline that seeks to generate a high level of income, capital growth and manage downside risk. Sector allocation changes are implemented monthly and may be due to changes in yields, valuations, price momentum and/or correlations to other asset classes. Each of the underlying funds are managed to generate competitive performance vs. a benchmark and peer group as well.


12 - RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Income Builder Basic Income Fund

NOV. 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (56.1%)(c)

                                                           SHARES         VALUE(a)
FLOATING RATE (11.5%)
RiverSource Floating Rate Fund                            1,493,903     $ 15,013,723
------------------------------------------------------------------------------------

GLOBAL BOND (7.3%)
RiverSource Global Bond Fund                              1,416,425        9,546,705
------------------------------------------------------------------------------------

HIGH YIELD (13.2%)
RiverSource High Yield Bond Fund                          5,852,105       17,205,189
------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (4.3%)
RiverSource Inflation Protected Securities Fund             579,497        5,673,273
------------------------------------------------------------------------------------

INTERNATIONAL (4.5%)
RiverSource Emerging Markets Bond Fund                      578,365        5,928,245
------------------------------------------------------------------------------------

INVESTMENT GRADE (15.3%)
RiverSource Diversified Bond Fund                         1,795,981        8,692,550
RiverSource U.S. Government Mortgage Fund                 2,237,863       11,278,830
                                                                        ------------
Total                                                                     19,971,380
------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $72,176,540)                                                     $ 73,338,515
------------------------------------------------------------------------------------

EQUITY FUNDS (30.0%)(c)

                                                           SHARES         VALUE(a)
DIVIDEND INCOME (11.2%)
RiverSource Dividend Opportunity Fund                     1,670,890     $ 14,720,537
------------------------------------------------------------------------------------

INTERNATIONAL (5.3%)
RiverSource Disciplined International Equity Fund           681,957(b)     6,921,868
------------------------------------------------------------------------------------

EQUITY FUNDS (CONTINUED)

                                                           SHARES         VALUE(a)
REAL ESTATE (1.2%)
RiverSource Real Estate Fund                                 88,082     $  1,613,657
------------------------------------------------------------------------------------

U.S. LARGE CAP (11.3%)
RiverSource Disciplined Equity Fund                       1,961,798       14,713,489
------------------------------------------------------------------------------------

U.S. SMALL CAP (1.0%)
RiverSource Disciplined Small Cap Value Fund                120,335(b)     1,310,444
------------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $35,994,441)                                                     $ 39,279,995
------------------------------------------------------------------------------------

CASH EQUIVALENTS (12.7%)(c)

                                                           SHARES         VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                         16,573,256     $ 16,573,256
------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $16,573,256)                                                     $ 16,573,256
------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (1.5%)(c)

                                                           SHARES         VALUE(a)
RiverSource Absolute Return Currency and Income Fund        192,925     $  1,956,257
------------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $1,933,285)                                                      $  1,956,257
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $126,677,522)(d)                                                 $131,148,023
====================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Investments in Underlying Affiliated Funds -- See Note 6 to the financial statements.

(d) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $126,678,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                           $ 4,477,000
      Unrealized depreciation                                (7,000)
      --------------------------------------------------------------
      Net unrealized appreciation                       $ 4,470,000
      --------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT - 13

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Income Builder Moderate Income Fund

NOV. 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (58.4%)(c)

                                                           SHARES          VALUE(a)
FLOATING RATE (17.4%)
RiverSource Floating Rate Fund                            5,077,401     $ 51,027,879
------------------------------------------------------------------------------------

GLOBAL BOND (2.5%)
RiverSource Global Bond Fund                              1,108,835        7,473,549
------------------------------------------------------------------------------------

HIGH YIELD (17.8%)
RiverSource High Yield Bond Fund                         17,698,707       52,034,196
------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (3.5%)
RiverSource Inflation Protected Securities Fund           1,049,730       10,276,860
------------------------------------------------------------------------------------

INTERNATIONAL (7.9%)
RiverSource Emerging Markets Bond Fund                    2,261,125       23,176,530
------------------------------------------------------------------------------------

INVESTMENT GRADE (9.3%)
RiverSource Diversified Bond Fund                         3,430,171       16,602,030
RiverSource U.S. Government Mortgage Fund                 2,112,005       10,644,506
                                                                        ------------
Total                                                                     27,246,536
------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $168,693,180)                                                    $171,235,550
------------------------------------------------------------------------------------

EQUITY FUNDS (35.0%)(c)

                                                           SHARES         VALUE(a)
DIVIDEND INCOME (16.3%)
RiverSource Dividend Opportunity Fund                     5,445,741     $ 47,976,979
------------------------------------------------------------------------------------

INTERNATIONAL (5.5%)
RiverSource Disciplined International Equity Fund         1,576,994(b)    16,006,488
------------------------------------------------------------------------------------

EQUITY FUNDS (CONTINUED)

                                                           SHARES          VALUE(a)
REAL ESTATE (1.4%)
RiverSource Real Estate Fund                                228,806     $  4,191,733
------------------------------------------------------------------------------------

U.S. LARGE CAP (10.8%)
RiverSource Disciplined Equity Fund                       4,237,198       31,778,988
------------------------------------------------------------------------------------

U.S. SMALL CAP (1.0%)
RiverSource Disciplined Small Cap Value Fund                264,759(b)     2,883,225
------------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $94,172,619)                                                     $102,837,413
------------------------------------------------------------------------------------

CASH EQUIVALENTS (4.4%)(c)

                                                           SHARES          VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                         12,906,647     $ 12,906,647
------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $12,906,647)                                                     $ 12,906,647
------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (2.5%)(c)

                                                           SHARES          VALUE(a)
RiverSource Absolute Return Currency and Income Fund        722,585     $  7,327,014
------------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $7,235,680)                                                      $  7,327,014
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $283,008,126)(d)                                                 $294,306,624
====================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Investments in Underlying Affiliated Funds -- See Note 6 to the financial statements.

(d) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $283,008,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                           $ 11,343,000
      Unrealized depreciation                                (44,000)
      ---------------------------------------------------------------
      Net unrealized appreciation                       $ 11,299,000
      ---------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


14 - RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Income Builder Enhanced Income Fund

NOV. 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (59.8%)(c)

                                                           SHARES         VALUE(a)
FLOATING RATE (18.0%)
RiverSource Floating Rate Fund                            3,368,622     $  33,854,655
-------------------------------------------------------------------------------------

GLOBAL BOND (2.2%)
RiverSource Global Bond Fund                                616,168         4,152,972
-------------------------------------------------------------------------------------

HIGH YIELD (25.0%)
RiverSource High Yield Bond Fund                         15,994,183        47,022,900
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (1.6%)
RiverSource Inflation Protected Securities Fund             298,247         2,919,841
-------------------------------------------------------------------------------------

INTERNATIONAL (9.0%)
RiverSource Emerging Markets Bond Fund                    1,659,844        17,013,401
-------------------------------------------------------------------------------------

INVESTMENT GRADE (4.0%)
RiverSource Diversified Bond Fund                         1,056,750         5,114,672
RiverSource U.S. Government Mortgage Fund                   489,873         2,468,961
                                                                        -------------
Total                                                                       7,583,633
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $110,704,168)                                                    $ 112,547,402
-------------------------------------------------------------------------------------

EQUITY FUNDS (36.3%)(c)

                                                           SHARES         VALUE(a)
DIVIDEND INCOME (17.3%)
RiverSource Dividend Opportunity Fund                     3,698,672     $  32,585,301
-------------------------------------------------------------------------------------

INTERNATIONAL (9.0%)
RiverSource Disciplined International Equity Fund         1,678,491(b)     17,036,682
-------------------------------------------------------------------------------------

EQUITY FUNDS (CONTINUED)

                                                           SHARES         VALUE(a)
REAL ESTATE (1.6%)
RiverSource Real Estate Fund                                164,829     $   3,019,674
-------------------------------------------------------------------------------------

U.S. LARGE CAP (7.4%)
RiverSource Disciplined Equity Fund                       1,861,901        13,964,259
-------------------------------------------------------------------------------------

U.S. SMALL CAP (1.0%)
RiverSource Disciplined Small Cap Value Fund                167,769(b)      1,827,003
-------------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $62,593,243)                                                     $  68,432,919
-------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (3.4%)(c)

                                                           SHARES         VALUE(a)
RiverSource Absolute Return Currency and Income Fund        624,325     $   6,330,651
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $6,245,488)                                                      $   6,330,651
-------------------------------------------------------------------------------------

CASH EQUIVALENTS (0.5%)(c)

                                                           SHARES         VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                            967,118     $     967,118
-------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $967,118)                                                        $     967,118
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $180,510,017)(d)                                                 $ 188,278,090
=====================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Investments in Underlying Affiliated Funds -- See Note 6 to the financial statements.

(d) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $180,510,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                           $ 7,810,000
      Unrealized depreciation                               (42,000)
      --------------------------------------------------------------
      Net unrealized appreciation                       $ 7,768,000
      --------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT - 15

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

                                                                            RIVERSOURCE        RIVERSOURCE        RIVERSOURCE
                                                                           INCOME BUILDER    INCOME BUILDER     INCOME BUILDER
                                                                            BASIC INCOME     MODERATE INCOME    ENHANCED INCOME
NOV. 30, 2006 (UNAUDITED)                                                       FUND              FUND               FUND
ASSETS

Investments in affiliated funds, at value (Note 1)
   (identified cost $126,677,522, $283,008,126
   and $180,510,017, respectively)                                         $  131,148,023     $  294,306,624     $  188,278,090
Cash in bank on demand deposit                                                         --              6,354                 --
Capital shares receivable                                                         785,223            976,253            777,639
Dividends receivable                                                               60,475            152,670            112,258
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                  131,993,721        295,441,901        189,167,987
--------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Capital shares payable                                                              3,500             33,500             32,126
Payable for investments purchased                                               1,140,011          1,864,882            713,591
Accrued distribution fee                                                           25,955             58,810             37,740
Accrued transfer agency fee                                                           237                616                392
Accrued administrative services fee                                                    71                160                102
Other accrued expenses                                                             42,690             40,664             40,952
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                               1,212,464          1,998,632            824,903
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                         $  130,781,257     $  293,443,269     $  188,343,084
================================================================================================================================

REPRESENTED BY

Capital stock -- $.01 par value (Note 1)                                   $      124,526     $      276,981     $      177,986
Additional paid-in capital                                                    126,299,188        282,136,060        180,402,822
Excess of distributions over net investment income                               (175,342)          (350,964)          (169,303)
Accumulated net realized gain (loss) (Note 7)                                      62,384             82,694            163,506
Unrealized appreciation (depreciation) on investments                           4,470,501         11,298,498          7,768,073
--------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock   $  130,781,257     $  293,443,269     $  188,343,084
================================================================================================================================
Net assets applicable to outstanding shares:              Class A          $  108,305,559     $  249,924,470     $  157,083,977
                                                          Class B          $   18,605,540     $   36,626,125     $   25,039,813
                                                          Class C          $    3,690,477     $    6,882,067     $    6,184,495
                                                          Class Y          $      179,681     $       10,607     $       34,799
Outstanding shares of capital stock:                      Class A shares       10,310,364         23,584,130         14,842,344
                                                          Class B shares        1,773,699          3,462,970          2,368,252
                                                          Class C shares          351,437            649,970            584,757
                                                          Class Y shares           17,095              1,000              3,287
Net asset value per share                                 Class A          $        10.50     $        10.60     $        10.58
                                                          Class B          $        10.49     $        10.58     $        10.57
                                                          Class C          $        10.50     $        10.59     $        10.58
                                                          Class Y          $        10.51     $        10.61     $        10.59
--------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


16 - RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                             RIVERSOURCE        RIVERSOURCE        RIVERSOURCE
                                                                            INCOME BUILDER    INCOME BUILDER     INCOME BUILDER
                                                                             BASIC INCOME     MODERATE INCOME    ENHANCED INCOME
SIX MONTHS ENDED NOV. 30, 2006 (UNAUDITED)                                       FUND              FUND               FUND
INVESTMENT INCOME

Income:
Income distributions from underlying affiliated funds                        $ 1,643,458        $ 3,947,274        $ 2,895,753
-------------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Distribution fee
   Class A                                                                        78,578            184,541            127,888
   Class B                                                                        54,779            114,395             84,169
   Class C                                                                        10,033             19,520             20,376
Transfer agency fee                                                               22,602             59,944             42,148
Incremental transfer agency fee
   Class A                                                                         1,805              5,114              3,535
   Class B                                                                           800              1,648              1,144
   Class C                                                                           107                294                282
Service fee - Class Y                                                                 56                 11                 17
Administrative services fees and expenses                                          7,594             17,444             12,325
Custodian fees                                                                       381                468                588
Printing and postage                                                               3,405              9,705              2,295
Registration fees                                                                 82,383            100,166             83,624
Audit fees                                                                         8,250              8,250              8,250
Other                                                                              4,879              4,105              3,355
-------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                   275,652            525,605            389,996
    Expenses waived/reimbursed by the Investment Manager and its
    affiliates (Note 2)                                                          (55,627)           (31,395)           (33,251)
-------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                               220,025            494,210            356,745
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                1,423,433          3,453,064          2,539,008
-------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET

Net realized gain (loss) on sales of underlying affiliated funds (Note 3)         63,582             82,711            163,512
Net change in unrealized appreciation (depreciation) on investments            4,611,696         11,878,059          8,350,141
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                 4,675,278         11,960,770          8,513,653
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              $ 6,098,711        $15,413,834        $11,052,661
===============================================================================================================================

See accompanying notes to financial statements.


RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT - 17

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     RIVERSOURCE
                                                                          INCOME BUILDER BASIC INCOME FUND
                                                                       NOV. 30, 2006      FOR THE PERIOD FROM
                                                                      SIX MONTHS ENDED    FEB. 16, 2006(a) TO
                                                                        (UNAUDITED)          MAY 31, 2006
OPERATIONS AND DISTRIBUTIONS

Investment income (loss) -- net                                        $   1,423,433         $     94,859
Net realized gain (loss) on sales of underlying affiliated funds              63,582               (1,181)
Net change in unrealized appreciation (depreciation) on investments        4,611,696             (141,672)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            6,098,711              (47,994)
------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
    Net investment income
        Class A                                                           (1,371,725)             (76,415)
        Class B                                                             (194,372)             (16,399)
        Class C                                                              (36,304)              (2,469)
        Class Y                                                               (2,636)                (266)
------------------------------------------------------------------------------------------------------------
Total distributions                                                       (1,605,037)             (95,549)
------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)

Proceeds from sales
   Class A shares (Note 2)                                                89,249,508           19,465,304
   Class B shares                                                         14,950,417            4,864,449
   Class C shares                                                          2,971,398              689,934
   Class Y shares                                                            161,269               35,000
Reinvestment of distributions at net asset value
   Class A shares                                                          1,217,924               65,275
   Class B shares                                                            180,385               14,755
   Class C shares                                                             30,314                2,176
   Class Y shares                                                              2,428                  163
Payments for redemptions
   Class A shares                                                         (5,137,546)            (247,683)
   Class B shares (Note 2)                                                (1,914,034)            (106,089)
   Class C shares (Note 2)                                                  (129,123)                 (19)
   Class Y shares                                                            (35,561)                  --
------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions        101,547,379           24,783,265
------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  106,041,053           24,639,722
Net assets at beginning of period (Note 1)                                24,740,204              100,482(b)
------------------------------------------------------------------------------------------------------------
Net assets at end of period                                            $ 130,781,257         $ 24,740,204
============================================================================================================
Undistributed (excess of distributions over) net investment income     $    (175,342)        $      6,262
------------------------------------------------------------------------------------------------------------


                                                                                     RIVERSOURCE
                                                                        INCOME BUILDER MODERATE INCOME FUND
                                                                       NOV. 30, 2006      FOR THE PERIOD FROM
                                                                      SIX MONTHS ENDED    FEB. 16, 2006(a) TO
                                                                        (UNAUDITED)          MAY 31, 2006
OPERATIONS AND DISTRIBUTIONS

Investment income (loss) -- net                                        $   3,453,064          $    241,817
Net realized gain (loss) on sales of underlying affiliated funds              82,711                    --
Net change in unrealized appreciation (depreciation) on investments       11,878,059              (580,209)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           15,413,834              (338,392)
-------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
    Net investment income
        Class A                                                           (3,320,478)             (206,945)
        Class B                                                             (420,619)              (31,620)
        Class C                                                              (73,272)               (4,851)
        Class Y                                                                 (392)                 (207)
-------------------------------------------------------------------------------------------------------------
Total distributions                                                       (3,814,761)             (243,623)
-------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)

Proceeds from sales
   Class A shares (Note 2)                                               189,413,364            57,688,458
   Class B shares                                                         28,234,877            10,479,846
   Class C shares                                                          4,814,461             1,921,240
   Class Y shares                                                             50,037                50,025
Reinvestment of distributions at net asset value
   Class A shares                                                          2,970,359               182,337
   Class B shares                                                            386,814                29,187
   Class C shares                                                             58,866                 3,935
   Class Y shares                                                                181                    98
Payments for redemptions
   Class A shares                                                         (9,052,209)             (720,800)
   Class B shares (Note 2)                                                (3,724,123)             (192,367)
   Class C shares (Note 2)                                                  (162,164)               (5,211)
   Class Y shares                                                            (81,653)              (20,000)
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions        212,908,810            69,416,748
-------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  224,507,883            68,834,733
Net assets at beginning of period (Note 1)                                68,935,386               100,653(c)
-------------------------------------------------------------------------------------------------------------
Net assets at end of period                                            $ 293,443,269          $ 68,935,386
=============================================================================================================
Undistributed (excess of distributions over) net investment income     $    (350,964)         $     10,733
-------------------------------------------------------------------------------------------------------------

(a)   When shares became publicly available.

(b) Initial capital of $100,000 was contributed on Feb. 9, 2006. The Fund had an increase in net assets resulting from operations of $482 during the period from Feb. 9, 2006 to Feb. 16, 2006 (when shares became publicly available).

(c) Initial capital of $100,000 was contributed on Feb. 9, 2006. The Fund had an increase in net assets resulting from operations of $653 during the period from Feb. 9, 2006 to Feb. 16, 2006 (when shares became publicly available).

See accompanying notes to financial statements.

 18 - RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    RIVERSOURCE
                                                                        INCOME BUILDER ENHANCED INCOME FUND
                                                                       NOV. 30, 2006      FOR THE PERIOD FROM
                                                                      SIX MONTHS ENDED    FEB. 16, 2006(a) TO
                                                                        (UNAUDITED)          MAY 31, 2006
OPERATIONS AND DISTRIBUTIONS

Investment income (loss) -- net                                        $   2,539,008         $    233,928
Net realized gain (loss) on investments                                      163,512             (582,671)
Net change in unrealized appreciation (depreciation) on investments        8,350,141                   --
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           11,052,661             (348,743)
------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
       Class A                                                            (2,326,612)            (194,160)
       Class B                                                              (313,893)             (34,517)
       Class C                                                               (77,150)              (6,772)
       Class Y                                                                  (729)                (191)
------------------------------------------------------------------------------------------------------------
Total distributions                                                       (2,718,384)            (235,640)
------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)

Proceeds from sales
   Class A shares (Note 2)                                               105,636,050           50,658,429
   Class B shares                                                         16,569,185            9,771,252
   Class C shares                                                          3,953,540            2,089,812
   Class Y shares                                                                 --               22,500
Reinvestment of distributions at net asset value
   Class A shares                                                          2,001,818              165,641
   Class B shares                                                            272,503               29,969
   Class C shares                                                             61,941                5,240
   Class Y shares                                                                506                   74
Payments for redemptions
   Class A shares                                                         (7,141,158)            (788,395)
   Class B shares (Note 2)                                                (2,492,519)            (134,406)
   Class C shares (Note 2)                                                  (188,001)              (1,411)
------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions        118,673,865           61,818,705
------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  127,008,142           61,234,322
Net assets at beginning of period (Note 1)                                61,334,942              100,620(b)
------------------------------------------------------------------------------------------------------------
Net assets at end of period                                            $ 188,343,084         $ 61,334,942
============================================================================================================
Undistributed (excess of distributions over) net investment income     $    (169,303)        $     10,073
------------------------------------------------------------------------------------------------------------

(a)   When shares became publicly available.

(b) Initial capital of $100,000 was contributed on Feb. 9, 2006. The Fund had an increase in net assets resulting from operations of $620 during the period from Feb. 9, 2006 to Feb. 16, 2006 (when shares became publicly available).

See accompanying notes to financial statements.

RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT - 19

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Nov. 30, 2006)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a series of RiverSource Income Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying affiliated funds* for which RiverSource Investments, LLC or an affiliate acts as investment manager or principal underwriter. For each Fund, on Feb. 9, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) invested $100,000 (7,000 shares for Class A; 1,000 shares for Class B, Class C and Class Y, respectively), which represented the initial capital for each class at $10 per share. Shares of each Fund were first offered to the public on Feb. 16, 2006.

The primary objective of each Fund is as follows:

RiverSource Income Builder Basic Income Fund is designed for investors seeking a high level of current income and growth of capital, with a more conservative level of both risk to principal and potential for high current income, relative to RiverSource Income Builder Moderate Income Fund and RiverSource Income Builder Enhanced Income Fund.

RiverSource Income Builder Moderate Income Fund is designed for investors seeking a high level of current income and growth of capital, with a higher level of both risk to principal and potential for high current income, relative to RiverSource Income Builder Basic Income Fund, and a more moderate level of risk to principal and potential for high current income relative to RiverSource Income Builder Enhanced Income Fund.

RiverSource Income Builder Enhanced Income Fund is designed for investors seeking a high level of current income and growth of capital, with a higher level of both risk to principal and potential for high current income relative to RiverSource Income Builder Basic Income Fund and RiverSource Income Builder Moderate Income Fund.

Each Fund offers Class A, Class B, Class C and Class Y shares.

o     Class A shares are sold with a front-end sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. These changes are effective Dec. 11, 2006.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF INVESTMENTS

Investments in the underlying funds are valued at their net asset value at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

GUARANTEES AND INDEMNIFICATIONS

Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.


20 - RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT

FEDERAL TAXES

Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income and net realized gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principals. Capital accounts within the financial statements are adjusted for permanent book/tax differences. These differences are primarily due to capital loss carryforwards and losses due to wash sales and excise tax regulations. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of each Fund are being evaluated to determine the impact, if any, to the Funds. The adoption of FIN 48 is not anticipated to have a material impact on the Funds.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Administrative Services Agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at an annual rate of 0.02% of each Fund's average daily net assets.

Compensation to board members and certain other core expenses are paid by the affiliated underlying funds in which each Fund invests.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $20.50

o     Class B $21.50

o     Class C $21.00

o     Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. Each Fund will pay the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets for this service attributable to Class R4 shares.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statements of operations.


RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT - 21

Each Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate up to 0.25% of each Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class R4. The fee is calculated at a rate of 0.25% of each Fund's average daily net assets attributable to Class R4 shares.

Under the current Shareholder Service Agreement, each Fund pays the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee is calculated at a rate of 0.10% of each Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

For the six months ended Nov 30, 2006, the Investment Manager and its affiliates waived certain fees and expenses as follows:

FUND                                               CLASS A    CLASS B    CLASS C    CLASS Y
-------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund         0.45%      1.21%      1.21%      0.29%
RiverSource Income Builder Moderate Income Fund      0.45       1.21       1.21       0.29
RiverSource Income Builder Enhanced Income Fund      0.45       1.21       1.21       0.29

Of these waived fees and expenses, the transfer agency fees waived are as follows:

FUND                                                                                 AMOUNT
--------------------------------------------------------------------------------------------
RIVERSOURCE INCOME BUILDER BASIC INCOME FUND
     Class A ......................................................................  $17,368
     Class B ......................................................................    2,970
     Class C ......................................................................      504
     Class Y ......................................................................       33

The Administrative services fees and other Fund level expenses were $34,752

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND
     Class A ......................................................................   26,915
     Class B ......................................................................    3,752
     Class C ......................................................................      725
     Class Y ......................................................................        3
RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND
     Class A ......................................................................   27,783
     Class B ......................................................................    4,413
     Class C ......................................................................    1,044
     Class Y ......................................................................       11

In addition, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until May 31, 2007, unless sooner terminated at the discretion of the Board, such that net direct expenses will not exceed 0.45% for Class A, 1.21% for Class B, 1.21% for Class C and 0.29% for Class Y of each Fund's average daily net assets.

Sales charges received by the Distributor for distributing the Funds' shares for the six months ended Nov. 30, 2006, are as follows:

FUND                                                           CLASS A     CLASS B   CLASS C
--------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                  $  607,236   $ 3,853   $ 1,073
RiverSource Income Builder Moderate Income Fund                1,402,720     6,115       356
RiverSource Income Builder Enhanced Income Fund                  768,376     4,127       760

Each Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a Fund invests. Each Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances which reduced the underlying funds transfer agency fee. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

3. TRANSACTIONS OF UNDERLYING AFFILIATED FUNDS

For the six months ended Nov. 30, 2006, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                                              PURCHASES      PROCEEDS
-------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                     $107,966,875   $ 6,375,000
RiverSource Income Builder Moderate Income Fund                   229,028,309    16,600,000
RiverSource Income Builder Enhanced Income Fund                   126,565,919     8,150,000

Realized gains and losses are determined on an identified cost basis.


22 - RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                     RIVERSOURCE INCOME BUILDER BASIC INCOME FUND
                                                            SIX MONTHS ENDED NOV. 30, 2006
                                                    CLASS A       CLASS B      CLASS C     CLASS Y
---------------------------------------------------------------------------------------------------
Sold                                                8,765,018     1,467,968     291,347     15,880
Issued for reinvested distributions                   118,536        17,587       2,948        237
Redeemed                                             (500,584)     (188,326)    (12,808)    (3,517)
---------------------------------------------------------------------------------------------------
Net increase (decrease)                             8,382,970     1,297,229     281,487     12,600
---------------------------------------------------------------------------------------------------

                                                     RIVERSOURCE INCOME BUILDER BASIC INCOME FUND
                                                            FEB. 16, 2006* TO MAY 31, 2006
                                                    CLASS A       CLASS B      CLASS C     CLASS Y
---------------------------------------------------------------------------------------------------
Sold                                                1,938,512       484,572      68,735      3,479
Issued for reinvested distributions                     6,517         1,474         217         16
Redeemed                                              (24,635)      (10,576)         (2)        --
---------------------------------------------------------------------------------------------------
Net increase (decrease)                             1,920,394       475,470      68,950      3,495
---------------------------------------------------------------------------------------------------

*     When shares became publicly available

                                                   RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND
                                                            SIX MONTHS ENDED NOV. 30, 2006
                                                    CLASS A       CLASS B      CLASS C     CLASS Y
---------------------------------------------------------------------------------------------------
Sold                                               18,487,715     2,766,017     468,205      5,081
Issued for reinvested distributions                   287,473        37,549       5,697         18
Redeemed                                             (877,234)     (368,890)    (15,804)    (8,066)
---------------------------------------------------------------------------------------------------
Net increase (decrease)                            17,897,954     2,434,676     458,098     (2,967)
---------------------------------------------------------------------------------------------------

                                                   RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND
                                                            FEB. 16, 2006* TO MAY 31, 2006
                                                    CLASS A       CLASS B      CLASS C     CLASS Y
---------------------------------------------------------------------------------------------------
Sold                                                5,732,529     1,043,675     190,992      4,965
Issued for reinvested distributions                    18,198         2,915         393         10
Redeemed                                              (71,551)      (19,296)       (513)    (2,008)
---------------------------------------------------------------------------------------------------
Net increase (decrease)                             5,679,176     1,027,294     190,872      2,967
---------------------------------------------------------------------------------------------------

*     When shares became publicly available


                                                   RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND
                                                            SIX MONTHS ENDED NOV. 30, 2006
                                                    CLASS A       CLASS B      CLASS C     CLASS Y
---------------------------------------------------------------------------------------------------
Sold                                               10,361,895     1,625,682     387,936         --
Issued for reinvested distributions                   194,728        26,549       6,027         49
Redeemed                                             (696,078)     (246,337)    (18,320)        --
---------------------------------------------------------------------------------------------------
Net increase (decrease)                             9,860,545     1,405,894     375,643         49
---------------------------------------------------------------------------------------------------

                                                   RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND
                                                            FEB. 16, 2006* TO MAY 31, 2006
                                                    CLASS A       CLASS B      CLASS C     CLASS Y
---------------------------------------------------------------------------------------------------
Sold                                                5,036,375       971,755     207,731      2,231
Issued for reinvested distributions                    16,546         2,994         523          7
Redeemed                                              (78,122)      (13,391)       (140)        --
---------------------------------------------------------------------------------------------------
Net increase (decrease)                             4,974,799       961,358     208,114      2,238
---------------------------------------------------------------------------------------------------

*     When shares became publicly available.


RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT - 23

5. BANK BORROWINGS

Each Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. Each Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables each Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, each Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Each Fund had no borrowings outstanding during the six months ended Nov. 30, 2006.

6. INVESTMENTS IN UNDERLYING AFFILIATED FUNDS

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At Nov. 30, 2006, each Fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND
UNDERLYING FUND                                            PERCENT OF SHARES HELD
---------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value Fund                         6.44%
RiverSource Disciplined International Equity Fund                    8.59%
RiverSource Emerging Markets Bond Fund                               9.93%

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND
UNDERLYING FUND                                            PERCENT OF SHARES HELD
---------------------------------------------------------------------------------
RiverSource Absolute Return Currency and Income Fund                 8.93%
RiverSource Floating Rate Fund                                      10.53%
RiverSource Disciplined Small Cap Value Fund                        14.26%
RiverSource Disciplined International Equity Fund                   19.68%
RiverSource Emerging Markets Bond Fund                              38.81%

RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND
UNDERLYING FUND                                            PERCENT OF SHARES HELD
---------------------------------------------------------------------------------
RiverSource Floating Rate Fund                                       7.02%
RiverSource Absolute Return Currency and Income Fund                 7.74%
RiverSource Disciplined Small Cap Value Fund                         9.07%
RiverSource Disciplined International Equity Fund                   21.01%
RiverSource Emerging Markets Bond Fund                              28.49%

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, capital loss carry-overs at May 31, 2006 are as follows:

FUND                                              CARRY-OVER   EXPIRATION DATE
------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund         $ 48            2014
RiverSource Income Builder Moderate Income Fund        17            2014
RiverSource Income Builder Enhanced Income Fund         6            2014

It is unlikely the Board will authorize a distribution of any net realized gains until the available capital loss carry-overs have been offset or expire.


24 - RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to our motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Discovery is currently set to end in March 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT - 25

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended May 31,                                  2006(h)         2006(b)
Net asset value, beginning of period                        $  9.98         $ 10.05
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    .18             .10
Net gains (losses) (both realized and unrealized)               .54            (.07)
---------------------------------------------------------------------------------------
Total from investment operations                                .72             .03
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                           (.20)           (.10)
---------------------------------------------------------------------------------------
Net asset value, end of period                              $ 10.50         $  9.98
---------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                     $   108         $    19
---------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)            .45%( e)        .45%(e)
---------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                                   3.88%( e)       3.44%(e)
---------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)         8%              1%
---------------------------------------------------------------------------------------
Total return(f)                                                7.30%( g)        .31%(g)
---------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.59% for the six months ended Nov. 30, 2006 and 3.62% for the period ended May 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended Nov. 30, 2006 (Unaudited).


CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended May 31,                                  2006(h)         2006(b)
Net asset value, beginning of period                        $  9.97        $ 10.05
--------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    .15            .08
Net gains (losses) (both realized and unrealized)               .53           (.07)
--------------------------------------------------------------------------------------
Total from investment operations                                .68            .01
--------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                           (.16)          (.09)
--------------------------------------------------------------------------------------
Net asset value, end of period                              $ 10.49        $  9.97
--------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                     $    19        $     5
--------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)           1.21%(e)       1.21%(e)
--------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                                   3.13%(e)       2.70%(e)
--------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)         8%             1%
--------------------------------------------------------------------------------------
Total return(f)                                                6.93%(g)        .07%(g)
--------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.37% for the six months ended Nov. 30, 2006 and 4.20% for the period ended May 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended Nov. 30, 2006 (Unaudited).


26 - RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended May 31,                                  2006(h)         2006(b)
Net asset value, beginning of period                        $  9.99         $ 10.05
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    .15             .09
Net gains (losses) (both realized and unrealized)               .53            (.07)
---------------------------------------------------------------------------------------
Total from investment operations                                .68             .02
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                           (.17)           (.08)
---------------------------------------------------------------------------------------
Net asset value, end of period                              $ 10.50         $  9.99
---------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                     $     4         $     1
---------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)           1.21%(e)        1.21%(e)
---------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                                   3.11%(e)        2.74%(e)
---------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)         8%              1%
---------------------------------------------------------------------------------------
Total return(f)                                                6.82%(g)         .23%(g)
---------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.34% for the six months ended Nov. 30, 2006 and 4.30% for the period ended May 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended Nov. 30, 2006 (Unaudited).


CLASS Y*

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended May 31,                                  2006(h)        2006(b)
Net asset value, beginning of period                        $  9.99        $ 10.05
--------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    .19            .11
Net gains (losses) (both realized and unrealized)               .54           (.07)
--------------------------------------------------------------------------------------
Total from investment operations                                .73            .04
--------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                           (.21)          (.10)
--------------------------------------------------------------------------------------
Net asset value, end of period                              $ 10.51        $  9.99
--------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                     $    --        $    --
--------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)            .29%(e)        .29%(e)
--------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                                   4.04%(e)       3.25%(e)
--------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)         8%             1%
--------------------------------------------------------------------------------------
Total return(f)                                                7.36%(g)        .43%(g)
--------------------------------------------------------------------------------------

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 0.47% for the six months ended Nov. 30, 2006 and 6.84% for the period ended May 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended Nov. 30, 2006 (Unaudited).


RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT - 27

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended May 31,                                  2006(h)        2006(b)
Net asset value, beginning of period                        $  9.98        $ 10.07
--------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    .20            .10
Net gains (losses) (both realized and unrealized)               .63           (.08)
--------------------------------------------------------------------------------------
Total from investment operations                                .83            .02
--------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                           (.21)          (.11)
--------------------------------------------------------------------------------------
Net asset value, end of period                              $ 10.60        $  9.98
--------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                     $   250        $    57
--------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)            .45%(e)        .45%(e)
--------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                                   4.07%(e)       3.59%(e)
--------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)         9%            --%
--------------------------------------------------------------------------------------
Total return(f)                                                8.40%(g)        .17%(g)
--------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.49% for the six months ended Nov. 30, 2006 and 1.77% for the period ended May 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended Nov. 30, 2006 (Unaudited).

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended May 31,                                  2006(h)         2006(b)
Net asset value, beginning of period                        $  9.96        $ 10.06
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    .16            .08
Net gains (losses) (both realized and unrealized)               .63           (.08)
---------------------------------------------------------------------------------------
Total from investment operations                                .79             --
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                           (.17)          (.10)
---------------------------------------------------------------------------------------
Net asset value, end of period                              $ 10.58        $  9.96
---------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                     $    37        $    10
---------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)           1.21%(e)       1.21%(e)
---------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                                   3.32%(e)       2.88%(e)
---------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)         9%            --%
---------------------------------------------------------------------------------------
Total return(f)                                                8.04%(g)       (.05%)(g)
---------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.24% for the six months ended Nov. 30, 2006 and 2.41% for the period ended May 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended Nov. 30, 2006 (Unaudited).


28 - RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended May 31,                                  2006(h)        2006(b)
Net asset value, beginning of period                        $  9.97        $ 10.06
--------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    .16            .09
Net gains (losses) (both realized and unrealized)               .63           (.08)
--------------------------------------------------------------------------------------
Total from investment operations                                .79            .01
--------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                           (.17)          (.10)
--------------------------------------------------------------------------------------
Net asset value, end of period                              $ 10.59        $  9.97
--------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                     $     7        $     2
--------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)           1.21%(e)       1.21%(e)
--------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                                   3.34%(e)       2.83%(e)
--------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)         9%            --%
--------------------------------------------------------------------------------------
Total return(f)                                                8.03%(g)        .05%(g)
--------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.25% for the six months ended Nov. 30, 2006 and 2.35% for the period ended May 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended Nov. 30, 2006 (Unaudited).

CLASS Y*

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended May 31,                                  2006(h)        2006(b)
Net asset value, beginning of period                        $  9.98        $ 10.07
--------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    .20            .10
Net gains (losses) (both realized and unrealized)               .64           (.08)
--------------------------------------------------------------------------------------
Total from investment operations                                .84            .02
--------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                           (.21)          (.11)
--------------------------------------------------------------------------------------
Net asset value, end of period                              $ 10.61        $  9.98
--------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                     $    --        $    --
--------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)            .29%(e)        .20%(e)
--------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                                    3.57%(e)       3.88%(e)
--------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)         9%            --%
--------------------------------------------------------------------------------------
Total return(f)                                                8.52%(g)        .18%(g)
--------------------------------------------------------------------------------------

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 0.31% for the six months ended Nov. 30, 2006 and 5.51% for the period ended May 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended Nov. 30, 2006 (Unaudited).


RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT - 29

RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended May 31,                                  2006(h)        2006(b)
Net asset value, beginning of period                        $  9.96        $ 10.06
--------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    .21            .11
Net gains (losses) (both realized and unrealized)               .63           (.09)
--------------------------------------------------------------------------------------
Total from investment operations                                .84            .02
--------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                           (.22)          (.12)
--------------------------------------------------------------------------------------
Net asset value, end of period                              $ 10.58        $  9.96
--------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                     $   157        $    50
--------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)            .45%(e)        .45%(e)
--------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                                   4.25%(e)       3.96%(e)
--------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)         7%            --%
--------------------------------------------------------------------------------------
Total return(f)                                                8.49%(g)        .15%(g)
--------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.50% for the six months ended Nov. 30, 2006 and 2.04% for the period ended May 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended Nov. 30, 2006 (Unaudited).

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended May 31,                                  2006(h)         2006(b)
Net asset value, beginning of period                        $  9.96         $ 10.06
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    .17             .09
Net gains (losses) (both realized and unrealized)               .62            (.09)
---------------------------------------------------------------------------------------
Total from investment operations                                .79              --
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                           (.18)           (.10)
---------------------------------------------------------------------------------------
Net asset value, end of period                              $ 10.57         $  9.96
---------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                     $    25         $    10
---------------------------------------------------------------------------------------
Ratio of expenses to average daily net asset(c),(d)            1.21% (e)       1.21%(e)
---------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                                   3.50% (e)       3.24%(e)
---------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)         7%             --%
---------------------------------------------------------------------------------------
Total return(f)                                                8.00% (g)        .02%(g)
---------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.26% for the six months ended Nov. 30, 2006 and 2.79% for the period ended May 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended Nov. 30, 2006 (Unaudited).


30 - RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended May 31,                                  2006(h)        2006(b)
Net asset value, beginning of period                        $  9.96        $ 10.06
--------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    .17            .09
Net gains (losses) (both realized and unrealized)               .63           (.09)
--------------------------------------------------------------------------------------
Total from investment operations                                .80             --
--------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                           (.18)          (.10)
--------------------------------------------------------------------------------------
Net asset value, end of period                              $ 10.58        $  9.96
--------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                     $     6        $     2
--------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)           1.21%(e)       1.21%(e)
--------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                                   3.48%(e)       3.22%(e)
--------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)         7%            --%
--------------------------------------------------------------------------------------
Total return(f)                                                8.11%(g)        .02%(g)
--------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.26% for the six months ended Nov. 30, 2006 and 2.63% for the period ended May 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended Nov. 30, 2006 (Unaudited).

CLASS Y*

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended May 31,                                  2006(h)        2006(b)
Net asset value, beginning of period                        $  9.97        $ 10.06
--------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    .21            .12
Net gains (losses) (both realized and unrealized)               .63           (.09)
--------------------------------------------------------------------------------------
Total from investment operations                                .84            .03
--------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                           (.22)          (.12)
--------------------------------------------------------------------------------------
Net asset value, end of period                              $ 10.59        $  9.97
--------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                     $    --        $    --
--------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)            .29%(e)        .29%(e)
--------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                                   4.39%(e)       3.66%(e)
--------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)         7%            --%
--------------------------------------------------------------------------------------
Total return(f)                                                8.57%(g)        .27%(g)
--------------------------------------------------------------------------------------

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 0.35% for the six months ended Nov. 30, 2006 and 5.75% for the period ended May 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended Nov. 30, 2006 (Unaudited).


RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT - 31

FUND EXPENSES EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses, which each Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which each Fund invests. Each Fund's estimated indirect expense from investing in the underlying funds is based on the Fund's pro rata portion of the cumulative expenses charged by the underlying funds using the underlying funds expense ratio as of the most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov. 30, 2006.

ACTUAL EXPENSES

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Direct Expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


32 - RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT

RiverSource Income Builder Basic Income Fund

                                                BEGINNING        ENDING         DIRECT EXPENSES        DIRECT AND INDIRECT
                                              ACCOUNT VALUE   ACCOUNT VALUE       PAID DURING             EXPENSES PAID
                                              JUNE 1, 2006    NOV. 30, 2006      THE PERIOD(a)       DURING THE PERIOD(b),(c)
Class A
   Actual(d)                                     $1,000         $1,073.00            $2.34                     $6.08
   Hypothetical (5% return before expenses)      $1,000         $1,022.81            $2.28                     $5.93
Class B
   Actual(d)                                     $1,000         $1,069.30            $6.28                    $10.01
   Hypothetical (5% return before expenses)      $1,000         $1,019.00            $6.12                     $9.77
Class C
   Actual(d)                                     $1,000         $1,068.20            $6.27                    $10.01
   Hypothetical (5% return before expenses)      $1,000         $1,019.00            $6.12                     $9.77
Class Y
   Actual(d)                                     $1,000         $1,073.60            $1.51(e)                  $5.25
   Hypothetical (5% return before expenses)      $1,000         $1,023.61            $1.47(e)                  $5.12

                                                                 FUND'S           ACQUIRED FUND
                                                               ANNUALIZED     (UNDERLYING FUND) FEES          NET FUND
ANNUALIZED EXPENSE RATIOS                                     EXPENSE RATIO      AND EXPENSES(c)              EXPENSES
Class A                                                            .45%               .72%                      1.17%
Class B                                                           1.21%               .72%                      1.93%
Class C                                                           1.21%               .72%                      1.93%
Class Y                                                            .29%               .72%                      1.01%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the "Acquired fund (underlying fund) fees and expenses," multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(c) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 0.90% for all classes. Had these commitments not been in place for the entire six-month period ended Nov.
      30, 2006, the actual expenses paid would have been $7.02 for Class A, $10.95 for Class B, $10.94 for Class C and $6.19 for Class Y and the hypothetical expenses paid would have been $6.85 for Class A, $10.68 for Class B, $10.68 for Class C and $6.04 for Class Y.

(d)   Based on the actual return for the six months ended Nov. 30, 2006:
      +7.30% for Class A, +6.93% for Class B, +6.82% for Class C and +7.36% for Class Y.

(e) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May
      31, 2007, unless sooner terminated at the discretion of the Fund's
      Board, such that net expenses will not exceed 0.29% for Class R4. Any amounts waived will not be reimbursed by the Fund. These changes are effective Dec. 11, 2006. If these changes had been in place for the six-month period ended Nov. 30, 2006, the actual and hypothetical expenses paid for Class Y would have been the same as those presented in the table above.

RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT - 33

RiverSource Income Builder Moderate Income Fund

                                                BEGINNING        ENDING       DIRECT EXPENSES     DIRECT AND INDIRECT
                                              ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING          EXPENSES PAID
                                              JUNE 1, 2006    NOV. 30, 2006    THE PERIOD(a)    DURING THE PERIOD(b),(c)
Class A
   Actual(d)                                      $1,000        $1,084.00         $2.35                  $6.48
   Hypothetical (5% return before expenses)       $1,000        $1,022.81         $2.28                  $6.29
Class B
   Actual(d)                                      $1,000        $1,080.40         $6.31                 $10.43
   Hypothetical (5% return before expenses)       $1,000        $1,019.00         $6.12                 $10.12
Class C
   Actual(d)                                      $1,000        $1,080.30         $6.31                 $10.43
   Hypothetical (5% return before expenses)       $1,000        $1,019.00         $6.12                 $10.12
Class Y
   Actual(d)                                      $1,000        $1,085.20         $1.52(e)               $5.65
   Hypothetical (5% return before expenses)       $1,000        $1,023.61         $1.47(e)               $5.48

                                                                 FUND'S           ACQUIRED FUND
                                                               ANNUALIZED     (UNDERLYING FUND) FEES   NET FUND
ANNUALIZED EXPENSE RATIOS                                     EXPENSE RATIO      AND EXPENSES(c)       EXPENSES
Class A                                                            .45%                .79%              1.24%
Class B                                                           1.21%                .79%              2.00%
Class C                                                           1.21%                .79%              2.00%
Class Y                                                            .29%                .79%              1.08%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the "Acquired fund (underlying fund) fees and expenses," multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(c) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 1.04% for all classes. Had these commitments not been in place for the entire six-month period ended Nov.
      30, 2006, the actual expenses paid would have been $7.78 for Class A, $11.73 for Class B, $11.73 for Class C and $6.95 for Class Y and the hypothetical expenses paid would have been $7.56 for Class A, $11.39 for Class B, $11.39 for Class C and $6.75 for Class Y.

(d)   Based on the actual return for the six months ended Nov. 30, 2006:
      +8.40% for Class A, +8.04% for Class B, +8.03% for Class C and +8.52% for Class Y.

(e) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May
      31, 2007, unless sooner terminated at the discretion of the Fund's
      Board, such that net expenses will not exceed 0.29% for Class R4. Any amounts waived will not be reimbursed by the Fund. These changes are effective Dec. 11, 2006. If these changes had been in place for the six-month period ended Nov. 30, 2006, the actual and hypothetical expenses paid for Class Y would have been the same as those presented in the table above.


34 - RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT

RiverSource Income Builder Enhanced Income Fund

                                                BEGINNING        ENDING        DIRECT EXPENSES     DIRECT AND INDIRECT
                                              ACCOUNT VALUE   ACCOUNT VALUE      PAID DURING          EXPENSES PAID
                                              JUNE 1, 2006    NOV. 30, 2006     THE PERIOD(a)    DURING THE PERIOD(b),(c)
Class A
   Actual(d)                                      $1,000        $1,084.90          $2.35                  $6.74
   Hypothetical (5% return before expenses)       $1,000        $1,022.81          $2.28                  $6.54
Class B
   Actual(d)                                      $1,000        $1,080.00          $6.31                 $10.69
   Hypothetical (5% return before expenses)       $1,000        $1,019.00          $6.12                 $10.38
Class C
   Actual(d)                                      $1,000        $1,081.10          $6.31                 $10.69
   Hypothetical (5% return before expenses)       $1,000        $1,019.00          $6.12                 $10.38
Class Y
   Actual(d)                                      $1,000        $1,085.70          $1.52(e)               $5.91
   Hypothetical (5% return before expenses)       $1,000        $1,023.61          $1.47(e)               $5.73

                                                                 FUND'S         ACQUIRED FUND
                                                               ANNUALIZED    (UNDERLYING FUND) FEES      NET FUND
ANNUALIZED EXPENSE RATIOS                                     EXPENSE RATIO     AND EXPENSES(c)          EXPENSES
Class A                                                            .45%               .84%                 1.29%
Class B                                                           1.21%               .84%                 2.05%
Class C                                                           1.21%               .84%                 2.05%
Class Y                                                            .29%               .84%                 1.13%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the "Acquired fund (underlying fund) fees and expenses," multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(c) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the Acquired fund (underlying fund) fees and expenses would have been 1.13% for all classes. Had these commitments not been in place for the entire six-month period ended Nov.
      30, 2006, the actual expenses paid would have been $8.26 for Class A, $12.20 for Class B, $12.21 for Class C and $7.42 for Class Y and the hypothetical expenses paid would have been $8.01 for Class A, $11.84 for Class B, $11.84 for Class C and $7.20 for Class Y.

(d)   Based on the actual return for the six months ended Nov. 30, 2006:
      +8.49% for Class A, +8.00% for Class B, +8.11% for Class C and +8.57% for Class Y.

(e) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May
      31, 2007, unless sooner terminated at the discretion of the Fund's
      Board, such that net expenses will not exceed 0.29% for Class R4. Any amounts waived will not be reimbursed by the Fund. These changes are effective Dec. 11, 2006. If these changes had been in place for the six-month period ended Nov. 30, 2006, the actual and hypothetical expenses paid for Class Y would have been the same as those presented in the table above.


RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT - 35

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


36 - RIVERSOURCE INCOME BUILDER SERIES - 2006 SEMIANNUAL REPORT

RIVERSOURCE [LOGO](SM)
      INVESTMENTS

RIVERSOURCE INVESTMENTS
734 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

RIVERSOURCE.COM/FUNDS

RiverSource(SM) funds are distributed by RiverSource Distributors, Inc. and Ameriprise Financial Services, Inc., Members NASD, and managed by RiverSource Investments, LLC. These companies are part of Ameriprise Financial, Inc.

                                                               S-6513 A (1/07)

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource Income Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   February 2, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   February 2, 2007





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   February 2, 2007